UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09153
Eaton Vance Michigan Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	February 28, 2006

Item 1. Schedule of Investments

Eaton Vance Michigan Municipal Income Trust                                                                     as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.8%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	$1,292,137
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	555,061
		$1,847,198
Electric Utilities — 7.4%
1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	1,296,200
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,057,920
		$2,354,120
Escrowed / Prerefunded — 6.9%
500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	548,220
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	823,042
800	Woodhaven Brownstown School District, Prerefunded to 5/1/12, 5.125%, 5/1/32	838,064
		$2,209,326
General Obligations — 18.0%
500	East Grand Rapids Public Schools, 5.00%, 5/1/25	527,610
500	Garden City School District, 5.00%, 5/1/26	518,520
5,335	Grand Rapids and Kent County Joint Building Authority, 0.00%, 12/1/29	1,805,364
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,055,220
750	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	796,755
1,000	White Cloud Public Schools, 5.125%, 5/1/31	1,041,150
		$5,744,619
Health Care - Miscellaneous — 0.7%
220	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	228,466
		$228,466
Hospital — 28.9%
500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	531,320
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	129,071
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	129,644

$500	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	$508,685
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	513,505
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,020,360
1,000	Michigan Hospital Finance Authority, (Henry Ford Health), 5.25%, 11/15/20	1,021,380
1,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,027,580
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	790,552
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	789,667
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,097,280
750	Royal Oak Hospital Finance Authority, (William Beaumount Hospital), 5.25%, 1/1/20	765,173
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	870,488
		$9,194,705
Industrial Development Revenue — 9.9%
1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	1,021,550
800	Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	856,208
750	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.625%, 12/1/12	753,930
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	512,331
		$3,144,019
Insured-Education — 0.8%
250	Central Michigan University, (AMBAC), 4.75%, 10/1/29	256,875
		$256,875
Insured-Electric Utilities — 5.0%
1,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	1,058,000
500	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	526,530
		$1,584,530
Insured-Escrowed/Prerefunded — 22.3%
1,000	Central Montcalm Public Schools, (MBIA), Prerefunded to 5/1/09, 6.00%, 5/1/29	1,075,140
2,000	Fenton Area Public Schools, (FGIC), Prerefunded to 5/1/08, 5.00%, 5/1/24	2,065,260

$2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	$2,179,520
600	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.084%, 7/1/26 (1)(2)	640,374
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.785%, 7/1/28 (1)(3)	646,638
455	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.151%, 7/1/28 (1)(2)	505,400
		$7,112,332
Insured-General Obligations — 8.8%
650	Detroit School District, (FGIC), 4.75%, 5/1/28	659,640
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	202,604
700	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27 (1)(2)	834,358
1,000	St. Johns Public Schools, (FGIC), 5.10%, 5/1/25	1,122,590
		$2,819,192
Insured-Hospital — 6.6%
1,000	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,045,030
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,060,990
		$2,106,020
Insured-Sewer Revenue — 5.1%
550	Detriot Sewer Disposal, (MBIA), 5.00%, 7/1/30	579,546
1,000	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	1,056,530
		$1,636,076
Insured-Special Tax Revenue — 7.4%
2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	2,351,453
		$2,351,453
Insured-Student Loan — 3.3%
1,000	Michigan Higher Education Student Loan Authority Revenue, (AMBAC), (AMT), 5.50%, 6/1/25 (4)	1,040,160
		$1,040,160
Insured-Transportation — 8.8%
670	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.584%, 7/1/28 (1)(2)	741,402
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.68%, 12/1/28 (1)(3)	2,071,680
		$2,813,082
Insured-Water Revenue — 5.4%
1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	1,704,912
		$1,704,912

Lease Revenue/Certificates of Participation — 0.8%
$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$256,003
		$256,003
Transportation — 1.3%
375	Kent County Airport Facility, Variable Rate, 10.04%, 1/1/25 (1)(2)	407,475
		$407,475
Total Tax-Exempt Investments — 153.2% (identified cost $44,783,145)		$48,810,563
Other Assets, Less Liabilities — 1.8%		$566,406
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.0)%		$(17,508,340)
Net Assets Applicable to Common Shares — 100.0%		$31,868,629

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 48.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 20.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $5,847,327 or 18.3% of the Trust’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 28, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
6/06	30 U.S. Treasury Bond	Short	$(3,385,654)	$(3,392,813)	$(7,159)
6/06	12 U.S. Treasury Note	Short	(1,290,617)	(1,294,875)	(4,258)
					$(11,417)

At February 28, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$44,725,322
Gross unrealized appreciation	$4,193,948
Gross unrealized depreciation	(108,707)
Net unrealized appreciation	$4,085,241

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	April 18, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	April 18, 2006